Notes Payable - Related Party (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Borrowings on notes payable	$ 82,025	$ 213,700	$ 285,275	$ 322,000
Notes Payable - Related Party One [Member]
Short-term Debt [Line Items]
Notes payable at beginning of period	470,603	231,569	231,569
Borrowings on notes payable	82,000		215,500	222,000
Accumulated interest	1,454		23,534	9,569
Repayment	(83,454)
Notes payable - related party			470,603	231,569
Notes Payable - Related Party Two [Member]
Short-term Debt [Line Items]
Notes payable at beginning of period	110,688	103,248	103,248
Borrowings on notes payable				100,000
Accumulated interest	6,170		7,440	3,248
Repayment
Notes payable - related party	116,585		110,688	103,248
Notes Payable - Related Party Three [Member]
Short-term Debt [Line Items]
Notes payable at beginning of period	$ 68,969
Borrowings on notes payable			65,500
Accumulated interest			3,469
Repayment
Notes payable - related party			$ 68,969